22. SUPPLEMENTAL FINANCIAL INFORMATION (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfDepreciationExpenseLineItems [Line Items]
Depreciation expense	$ (3,357)	$ (2,812)
Mining, other development expense
DisclosureOfDepreciationExpenseLineItems [Line Items]
Depreciation expense	(5)	(13)
Milling, conversion expense
DisclosureOfDepreciationExpenseLineItems [Line Items]
Depreciation expense	(2,989)	(2,411)
Cost of services
DisclosureOfDepreciationExpenseLineItems [Line Items]
Depreciation expense	(234)	(268)
Exploration and evaluation
DisclosureOfDepreciationExpenseLineItems [Line Items]
Depreciation expense	(95)	(60)
General and administrative
DisclosureOfDepreciationExpenseLineItems [Line Items]
Depreciation expense	(34)	(34)
Discontinued operations
DisclosureOfDepreciationExpenseLineItems [Line Items]
Depreciation expense	$ 0	$ (26)